Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Year-end Premises and Equipment
Year-end
premises and equipment owned and utilized in the operations of the Company were as follows:

	December 31,
(In Thousands)	2021	2020
Land	$689	$821
Buildings and improvements	4,190	4,146
Furniture, fixtures, and equipment	2,939	1,576
Leasehold Improvements	941	—

	8,759	6,543
Accumulated Depreciation	(3,470)	(3,115)

Total	$5,289	$3,428